Equity-Based Compensation - Narrative (Details)		6 Months Ended	11 Months Ended	12 Months Ended	48 Months Ended
	Sep. 02, 2021 shares	Jun. 21, 2020 USD ($) instrument plan shares	Dec. 31, 2020 USD ($) tranche $ / shares shares	Dec. 31, 2021 USD ($) plan $ / shares shares	Dec. 31, 2017 USD ($) employee	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity-based compensation plans | plan		2		3
Common stock shares reserved (in shares) | shares	7,936,136	1,000,000
Principal amount			$ 77,716,000	$ 77,551,000
Grant date fair value of options		$ 500,000
Service period	12 months	4 years
Number of promissory notes | instrument		3
Incremental cost resulting from plan modification		$ 2,200,000
Incentive units participation threshold (in dollars per share) | $ / shares			$ 1.00
Number of tranches | tranche			3
Grant date fair value amount		$ 12,000
Percentage recognized				75.00%
Remaining service period	3 months
Unrecognized compensation costs				$ 2,400,000
Vesting period				3 years
Shares outstanding (in shares) | shares			0	1,546,400		133,661
Unrecognized compensation costs				$ 4,600,000
Shares vested that are exercisable (in shares) | shares				0
Promissory Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of management members | employee					3
Principal amount					$ 1,000,000.0
Promissory Notes | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effective interest rate					1.85%
Promissory Notes | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effective interest rate					1.91%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved (in shares) | shares	755,822
Annual increase period	10 years
Awards granted (in shares) | shares				0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years	3 years
Contractual term		10 years		10 years
Stock Options | First Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Vesting percentage		25.00%	33.30%
Stock Options | Second Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		36 months
Vesting percentage		2.08%	33.30%
Stock Options | Third Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			33.40%
Incentive Stock Options and Non-Qualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value amount				$ 500,000
Fair value of accelerated equity-based awards				100,000
Shares outstanding (in shares) | shares			0
Related tax benefit			$ 21,000
Incentive Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares) | shares			0			1,028,784
Tax benefit of equity-based compensation		$ 200,000		0
Non-Qualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit of equity-based compensation		$ 1,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs				$ 18,400,000
RSUs granted (in shares) | shares				1,734,600
RSUs granted (in dollars per share) | $ / shares				$ 11.67
Weighted-average period				1 year 9 months 18 days
Units vested (in shares) | shares				0
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (in shares) | shares				1,659,600
RSUs granted (in dollars per share) | $ / shares				$ 11.72
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
RSUs granted (in shares) | shares				75,000
RSUs granted (in dollars per share) | $ / shares				$ 10.50